Income tax ("IR") and social contribution ("CSL") (Tables)	12 Months Ended
Dec. 31, 2017
Income tax ("IR") and social contribution ("CSL") (Tables) [Abstract]
Reconciliation of the effects of income tax and social contribution on profit or loss

21.1     Reconciliation of the effects of income tax and social contribution on profit and loss

		2017	2016	2015
				Adjusted
Income (loss) before IR and CSL and after discontinued operations		5,264,577	(140,010)	4,414,161

IR and CSL at the rate of 34%		(1,789,956)	47,603	(1,500,815)

Permanent adjustments to the IR and CSL calculation basis
IR and CSL on equity in results of investees		2,201	10,227	755
IR and CSL accrued in previous years			(46,460)	(7,686)
Deferred tax losses and negative base		39,092		(10,253)
Tax benefits (Sudene and PAT)		87,186
Difference of rate applicable to each country	(i)	250,130	81,638
Fine in leniency agreement		(117,140)	(692,299)
Other permanent adjustments		170,805	(16,755)	(142,355)

Effect of IR and CSL on results of operations		(1,357,682)	(616,046)	(1,660,354)

Breakdown of IR and CSL:

Current IR and CSL		(869,493)	(898,845)	(391,968)
Deferred IR and CSL		(488,189)	282,799	(1,268,386)
Total		(1,357,682)	(616,046)	(1,660,354)

(i)      Includes the impact from the difference between IR/CSL tax rate in Brazil (34%) used for the preparation of this note and the tax rates in countries where the subsidiaries abroad are located, as follows:

Schedule of changes in IR/CSL tax rate
		Official rate - %
		Headquarters
		(Country)	2017

Braskem Alemanha		Germany	31.18
Braskem America e Braskem America Finance	(i)	USA	35.00
Braskem Argentina		Argentina	35.00
Braskem Austria e Braskem Austria Finance		Austria	25.00
Braskem Petroquímica Chile		Chile	25.50
Braskem Holanda, Braskem Holanda Finance and Braskem Holanda Inc		Netherlands	25.00
Braskem Idesa, Braskem Idesa Serviços, Braskem México
Braskem México Serviços and Braskem México Proyectos		Mexico	30.00

(i)        In 2018 the rate will change from 35% to 21%.

Breakdown of deferred IR and CSL

 (a)       Breakdown of deferred IR and CSL

Assets	As of December 31, 2016	Impact on the P&L	Impact on the equity	Cetrel consolidated	As of December 31, 2017

Tax losses (IR) and negative base (CSL)	2,420,376	(590,037)		48,470	1,878,809
Goodwill amortized	4,624	(708)		55,419	59,335
Exchange variations	464,947	(76,654)			388,293
Temporary adjustments	717,868	(564,239)	(7,946)	9,857	155,540
Business combination	191,250	(7,465)			183,785
	3,799,065	(1,239,103)	(7,946)	113,746	2,665,762

Liabilities
Amortization of goodwill based on future profitability	767,277	(54,404)			712,873
Tax depreciation	867,922	92,280			960,202
Temporary adjustments	316,991	(85,169)			231,822
Business combination	198,381	(197,079)		8,362	9,664
Additional indexation PP&E	118,202	(51,130)			67,072
Hedge accounting		(606,877)	606,877
Deferred on health plans		15,269	(15,269)
Amortization of fair value adjustments on the assets from the acquisiton of Quattor	263,808	255,815			519,623
Other	123,892	(119,619)			4,273
	2,656,473	(750,914)	591,608	8,362	2,505,529

Net	1,142,592	(488,189)	(599,554)	105,384	160,233

Presentation in the balance sheet:
Non-current assets	1,653,115				1,165,726
(-) Non-current liabilities	510,523				1,005,493

(b)       Offset for the purpose of presentation in the balance sheet (consolidated)

Offset for the purpose of presentation in the balance sheet (consolidated)
		2017
	Headquarters		IR and CSL
	(Country)	Tax calculation	Compensation	Balance

Assets
Braskem S.A.	Brazil	1,491,423	(1,491,423)
Braskem Argentina	Argentina	3,398		3,398
Braskem Alemanha	Germany	19,353		19,353
Braskem Chile	Chile	251	(251)
Braskem Idesa	Mexico	1,036,257		1,036,257
Braskem México Serviços	Mexico	1,334		1,334
Cetrel	Brazil	29,268	(7,454)	21,814
DAC	Brazil	84,478	(908)	83,570
		2,665,762	(1,500,036)	1,165,726

Liabilities
Braskem S.A	Brazil	2,272,775	(1,491,423)	781,352
Braskem America	USA	223,635		223,635
Braskem Chile	Chile	757	(251)	506
Cetrel	Brazil	7,454	(7,454)
DAC	Brazil	908	(908)
		2,505,529	(1,500,036)	1,005,493

		2016
	Headquarters		IR and CSL
	(Country)	Tax calculation	Compensation	Balance

Assets
Braskem S.A.	Brazil	2,106,303	(2,063,844)	42,459
Braskem Argentina	Argentina	6,745		6,745
Braskem Alemanha	Germany	36,932		36,932
Braskem Chile	Chile	135	(135)
Braskem Idesa	Mexico	1,463,502		1,463,502
Braskem México Serviços	Mexico	1,994		1,994
Braskem Petroquímica	Brazil	81,971	(81,971)
Braskem Petroquímica and Braskem Qpar - business combination effects	Brazil	101,483		101,483
		3,799,065	(2,145,950)	1,653,115

Liabilities
Braskem S.A	Brazil	2,063,844	(2,063,844)
Braskem America	USA	305,289		305,289
Braskem Chile	Chile	1,404	(135)	1,269
Braskem Petroquímica	Brazil	162,241	(81,971)	80,270
Braskem Petroquímica - efeitos da combinação de negócios	Brazil	123,695		123,695
		2,656,473	(2,145,950)	510,523

Realization of deferred income tax and social contribution

(c)             Realization of deferred income tax and social contribution

			Realization
		Balance at						2023
Assets	Note	December 31, 2017	2018	2019	2020	2021	2022	thereafter

Tax losses (IR) and negative base (CSL)	(i)	1,878,809	18,357	95,276	115,361	287,416	471,379	891,020
Goodwill amortized		59,335	20,053	17,604	15,156	4,062	364	2,096
Exchange variations	(ii)	388,293	32,663		19,598			336,032
Temporary adjustments	(iii)	155,540	80,548	(51,918)	29,931	12,294	11,762	72,923
Business combination	(iv)	183,785	38,775	38,775	38,775	33,731	33,729
Total assets		2,665,762	190,396	99,737	218,821	337,503	517,234	1,302,071

Liabilities

Amortization of goodwill based on future profitability	(v)	712,873						712,873
Tax depreciation	(vi)	960,202						960,202
Temporary differences	(vii)	231,822	78,653	23,452	29,227	12,005	11,485	77,000
Business combination	(viii)	9,664	34	34	34	34	34	9,494
Additional indexation PP&E	(ix)	67,072	5,366	5,366	5,366	5,366	5,366	40,242
Amortization of fair value adjustments on the assets from the acquisiton of Quattor		519,623	41,570	41,570	41,570	41,570	41,570	311,773
Other		4,273						4,273
Total liabilities		2,505,529	125,623	70,422	76,197	58,975	58,455	2,115,857

Net		160,233	64,773	29,315	142,624	278,528	458,779	(813,786)